SCHEDULE OF INVESTMENTS

Delaware Ivy Apollo Strategic Income Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Hong Kong

Consumer Discretionary – 0.2%
Studio City International Holdings Ltd. ADR(A)	65	$753

Total Hong Kong - 0.2%		$753

United States

Communication Services – 0.5%
Frontier Communications Corp.(A)	64	1,693

Consumer Discretionary – 0.5%
Laureate Education, Inc., Class A(A)	20	286
New Cotai Participation Corp., Class B(A)(B)(C)	414	1,314
True Religion Apparel, Inc.(A)(C)	—*	28
		1,628

Consumer Staples – 0.0%
Pinnacle Agriculture Enterprises LLC(A)(B)(C)	1	—

Energy – 0.4%
EP Energy Corp.(A)(B)	4	397
Foresight Energy L.P.(A)(B)(C)	42	711
KCA Deutag UK Finance plc(A)(C)	5	420
McDermott International, Inc.(A)	113	55
Westmoreland Coal Co.(A)	7	22
		1,605

Financials – 0.1%
Landcadia Holdings III, Inc., Class A(A)(D)	19	238

Total United States - 1.5%		$5,164

TOTAL COMMON STOCKS – 1.7%		$5,917
(Cost: $8,560)

PREFERRED STOCKS
United States

Consumer Discretionary – 0.0%
True Religion Apparel, Inc.(A)	—*	12

Energy – 0.5%
Targa Resources Corp., 9.500%(A)(B)	1	1,570

Total United States - 0.5%		$1,582

TOTAL PREFERRED STOCKS – 0.5%		$1,582
(Cost: $1,661)

WARRANTS
United States – 0.0%
California Resources Corp., expires 10-27-24, Expires 10-27-24(E)	1	$11

TOTAL WARRANTS – 0.0%		$11
(Cost: $119)

ASSET-BACKED SECURITIES	Principal

Cayman Islands – 0.7%
Allegro CLO Ltd., Series 2014-1RA, Class B (3-Month U.S. LIBOR plus 215 bps) 2.374%, 10-21-28(F)(G)	$250	250
Anchorage Capital CLO Ltd., Series 2014-4RA, Class D (3-Month U.S. LIBOR plus 260 bps) 2.819%, 1-28-31(F)(G)	500	488
Audax Senior Debt CLO II LLC, Series 2019-2A, Class C (3-Month U.S LIBOR plus 490 bps) 5.084%, 10-22-29(F)(G)	250	249
Northwoods Capital XI-B Ltd. and Northwoods Capital XI-B LLC, Series 2018-14BA, Class D (3-Month U.S. LIBOR plus 340 bps) 3.594%, 11-13-31(F)(G)	800	776
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class DR (3-Month U.S. LIBOR plus 390 bps) 4.088%, 10-20-30(F)(G)	250	237
Venture CDO Ltd., Series 17-26A, Class D (3-Month U.S. LIBOR plus 425 bps) 4.438%, 1-20-29(F)(G)	500	503
		2,503

Ireland – 0.1%
GoldenTree Loan Management CLO Ltd., Series 2X, Class D (3-Month EURIBOR plus 285 bps) 2.850%, 1-20-32(G)(H)	EUR385	440

United States – 1.0%
Anchorage Capital CLO Ltd., Series 2020-15A, Class D (3-Month U.S. LIBOR plus 460 bps) 4.824%, 7-20-31(F)(G)	$500	499
Fortress Credit BSL Ltd., Series 2018-1A, Class ER (3-Month U.S. LIBOR plus 645 bps) 6.623%, 7-23-31(F)(G)	750	713
Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps) 3.676%, 10-25-30(F)(G)	1,000	986

Rockford Tower CLO Ltd., Series 2019-1A, Class DR (3-Month U.S. LIBOR plus 310 bps) 3.282%, 4-20-34(F)(G)	500	499
Trinitas CLO Ltd., Ser 2019-11A, Class D (3-Month U.S. LIBOR plus 422 bps) 4.404%, 7-15-32(F)(G)	1,000	999
		3,696

TOTAL ASSET-BACKED SECURITIES – 1.8%		$6,639
(Cost: $6,660)

CORPORATE DEBT SECURITIES
Argentina

Energy – 0.2%
Pampa Energia S.A. 7.500%, 1-24-27(F)	800	718

Industrials – 0.1%
Aeropuertos Argentina 2000 S.A. (9.375% Cash or 9.375% PIK) 9.375%, 2-1-27(F)(I)	271	235

Total Argentina - 0.3%		$953
Australia

Financials – 0.4%
Australia and New Zealand Banking Group Ltd. 4.500%, 3-19-24(F)	1,100	1,205

Industrials – 0.4%
Transburban Finance Co. Pty Ltd. 2.450%, 3-16-31	700	706
Transurban Finance Co. Pty Ltd. 2.450%, 3-16-31(F)	630	635
		1,341

Utilities – 0.3%
Ausgrid Finance Pty Ltd. 3.850%, 5-1-23(F)	1,100	1,149

Total Australia - 1.1%		$3,695
Austria

Consumer Staples – 0.3%
JBS Investments II GmbH (GTD by JBS S.A.) 7.000%, 1-15-26(F)	1,100	1,169

Total Austria - 0.3%		$1,169
Bermuda

Communication Services – 0.3%
Digicel International Finance Ltd. 8.000%, 12-31-26(F)	210	207
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK) 13.000%, 12-31-25(F)(I)	107	108

Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK) 10.000%, 4-1-24(I)	1,172	1,132
		1,447

Consumer Staples – 0.3%
Bacardi Ltd. 4.450%, 5-15-25(F)	1,100	1,224

Energy – 0.2%
GeoPark Ltd. 5.500%, 1-17-27(F)	600	607

Financials – 0.1%
Highlands Holdings Bond Issuer Ltd. and Highlands Holdings Bond Co-Issuer, Inc. (7.625% Cash or 8.375% PIK) 7.625%, 10-15-25(F)(I)	$508	539

Total Bermuda - 0.9%		$3,817

Brazil

Communication Services – 0.1%
Globo Comunicacoes e Participacoes S.A. 4.875%, 1-22-30(F)	200	207

Financials – 0.3%
XP, Inc. 3.250%, 7-1-26(F)	900	891

Industrials – 0.2%
Cosan Ltd. 5.500%, 9-20-29(D)(F)	700	756

Information Technology – 0.1%
StoneCo. Ltd. 3.950%, 6-16-28(F)	200	200

Materials – 0.6%
Nexa Resources S.A. 6.500%, 1-18-28(F)	400	453
Unigel Luxembourg S.A. 8.750%, 10-1-26(F)	400	434
Vale Overseas Ltd. 6.250%, 8-10-26	1,025	1,235
		2,122

Utilities – 0.2%
Aegea Finance S.a.r.l. 5.750%, 10-10-24(F)	800	831

Total Brazil - 1.5%		$5,007

British Virgin Islands

Information Technology – 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd. 1.000%, 9-28-27(F)	1,500	1,445

Total British Virgin Islands - 0.4%		$1,445

Canada

Communication Services – 0.2%
Telesat Canada and Telesat LLC 5.625%, 12-6-26(F)	828	832
Videotron Ltd. 3.625%, 6-15-29(F)	113	115
		947

Energy – 0.4%
Harvest Operations Corp. 1.000%, 4-26-24(F)	250	250
TransCanada PipeLines Ltd.

4.250%, 5-15-28	900	1,035
		1,285

Financials – 0.4%
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.) 4.350%, 4-15-30	600	693
Royal Bank of Canada:
3.700%, 10-5-23	150	161
4.650%, 1-27-26	550	631
		1,485

Industrials – 0.2%
Garda World Security Corp. (GTD by GW Intermediate Corp.) 4.625%, 2-15-27(F)	241	243
GFL Environmental, Inc.:
3.750%, 8-1-25(F)	147	151
5.125%, 12-15-26(F)	76	81
3.500%, 9-1-28(F)	129	129
		604

Information Technology – 0.3%
Kronos Acquisition Holdings, Inc. and KIK Custom Products, Inc.:
5.000%, 12-31-26(F)	346	352
7.000%, 12-31-27(F)	855	858
		1,210

Materials – 0.2%
Nova Chemicals Corp. 4.250%, 5-15-29(F)	242	245
NOVA Chemicals Corp. 5.250%, 6-1-27(F)	345	372
		617

Total Canada - 1.7%		$6,148

Cayman Islands

Consumer Discretionary – 0.1%
Meituan 3.050%, 10-28-30(D)(F)	400	396

Financials – 0.3%
Grupo Aval Ltd.:
4.750%, 9-26-22(F)	300	309
4.375%, 2-4-30(F)	400	396
Itau Unibanco Holdings S.A. 3.250%, 1-24-25(F)	470	484
		1,189

Industrials – 0.2%
DP World Crescent Ltd. 3.875%, 7-18-29	600	653
Lima Metro Line 2 Finance Ltd. 5.875%, 7-5-34(F)	103	120
		773

Total Cayman Islands - 0.6%		$2,358

Chile

Communication Services – 0.1%
VTR Comunicaciones S.p.A. 4.375%, 4-15-29(F)	495	496

Consumer Discretionary – 0.1%
Saci Falabella 3.750%, 10-30-27(D)(F)	500	535

Financials – 0.4%
Banco del Estado de Chile 2.704%, 1-9-25(F)	1,300	1,355

Industrials – 0.2%
Empresa de Transporte de Pasajeros Metro S.A. 3.650%, 5-7-30(F)	600	648

Utilities – 0.4%
Enel Chile S.A. 4.875%, 6-12-28	840	971
Inversiones Latin America Power Ltd. 5.125%, 6-15-33(F)	400	397
		1,368

Total Chile - 1.2%		$4,402

China

Communication Services – 0.6%
Tencent Holdings Ltd. 2.985%, 1-19-23(F)	1,000	1,035
Weibo Corp. 3.500%, 7-5-24	900	950
		1,985

Consumer Discretionary – 0.3%
Alibaba Group Holding Ltd. 3.400%, 12-6-27	1,000	1,093

Energy – 0.3%
Sinopec Group Overseas Development (2018) Ltd. 4.125%, 9-12-25(F)	800	886

Information Technology – 0.1%
Baidu, Inc. 3.425%, 4-7-30	250	271

Real Estate – 0.2%
Country Garden Holdings Co. Ltd.:
7.250%, 4-8-26	200	222
4.800%, 8-6-30	200	209
Logan Group Co. Ltd. 5.750%, 1-14-25	200	208
Times China Holdings Ltd. 6.200%, 3-22-26	200	197
		836

Total China - 1.5%		$5,071

Columbia

Communication Services – 0.1%
Colombia Telecomunicaciones S.A. E.S.P. 4.950%, 7-17-30(F)	200	208

Energy – 0.0%
Ecopetrol S.A. 6.875%, 4-29-30	49	59

Utilities – 0.3%
Empresas Publicas de Medellin E.S.P. 4.250%, 7-18-29(F)	1,000	993
Grupo Energia Bogota S.A. E.S.P. 4.875%, 5-15-30(F)	200	218
		1,211

Total Columbia - 0.4%		$1,478

Denmark

Financials – 0.2%
Danske Bank A.S. 5.000%, 1-12-23(F)	700	715
Total Denmark - 0.2%		$715

France

Communication Services – 0.1%
Altice France S.A. 5.125%, 7-15-29(F)	362	364

Consumer Discretionary – 0.1%
Klesia Prevoyance 5.375%, 12-8-26(H)	EUR300	397

Financials – 0.1%
Humanis Prevoyance 5.750%, 10-22-25(H)	300	406

Total France - 0.3%		$1,167

Germany

Consumer Staples – 0.1%
Douglas GmbH 6.000%, 4-8-26(F)(H)	291	345

Financials – 0.1%
Techem Verwaltungsgesellschaft 674 mbH 2.000%, 7-15-25(H)	300	353

Health Care – 0.1%
Nidda Healthcare Holding AG:
3.500%, 9-30-24(F)(H)	100	119
3.500%, 9-30-24(H)	224	264
		383

Total Germany - 0.3%		$1,081

Hong Kong

Financials – 0.3%
AIA Group Ltd. 3.375%, 4-7-30(F)	$200	221
Bangkok Bank Public Co. Ltd. 4.050%, 3-19-24(F)	600	650
		871

Total Hong Kong - 0.3%		$871

India

Communication Services – 0.1%
Network i2i Ltd. 5.650%, 4-15-68(F)	250	268

Industrials – 0.0%
Adani International Container Terminal Ltd. 3.000%, 2-16-31(F)	200	193

Information Technology – 0.2%
HCL America, Inc. 1.375%, 3-10-26	750	746

Utilities – 0.5%
Adani Electricity Mumbai Ltd. 3.949%, 2-12-30(F)	620	620
Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. and Prayatna Developers Private Ltd. 6.250%, 12-10-24(F)	400	444
Adani Transmission Ltd. 4.250%, 5-21-36	187	191
Greenko Mauritius Ltd. 6.250%, 2-21-23(F)	450	465
		1,720

Total India - 0.8%		$2,927

Indonesia

Utilities – 0.2%
Perusahaan Listrik Negara 5.450%, 5-21-28(F)	700	818

Total Indonesia - 0.2%		$818

Ireland

Communication Services – 0.1%
LCPR Senior Secured Financing Designated Activity Co. 5.125%, 7-15-29(F)	200	207

Consumer Staples – 0.1%
Eurotorg LLC (Via Bonitron Designated Activity Co.) 9.000%, 10-22-25(F)	350	366

Health Care – 0.0%
Jazz Securities DAC 4.375%, 1-15-29(F)	101	105

Materials – 0.1%
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.: 5.250%, 4-30-25(F)	46	49
4.125%, 8-15-26(F)	68	70
2.125%, 8-15-26(F)(H)	EUR150	178
		297

Total Ireland - 0.3%		$975

Isle of Man

Consumer Discretionary – 0.4%
GOHL Capital Ltd. 4.250%, 1-24-27	$1,200	1,264

Total Isle of Man - 0.4%		$1,264

Israel

Communication Services – 0.0%
Playtika Holding Corp. 4.250%, 3-15-29(F)	75	75

Energy – 0.0%
Delek & Avner Tamar Bond Ltd. 5.082%, 12-30-23(F)	100	101

Total Israel - 0.0%		$176

Jamaica

Communication Services – 0.6%
Digicel Group Ltd. 8.750%, 5-25-24(F)	316	331
Digicel Group Ltd. (5.000% Cash and 3.000% PIK) 8.000%, 4-1-25(F)(I)	241	203
Digicel Group Ltd. (7.000% Cash or 7.000% PIK) 7.000%, 10-1-68(F)(I)	107	83
Digicel Ltd. 6.750%, 3-1-23(F)	1,400	1,339
		1,956

Total Jamaica - 0.6%		$1,956

Japan

Financials – 0.7%
Mitsubishi UFJ Financial Group, Inc. 3.287%, 7-25-27	600	661
Mizuho Financial Group, Inc. 3.170%, 9-11-27	600	655

Sumitomo Mitsui Financial Group, Inc. 3.748%, 7-19-23	940	1,003
		2,319

Total Japan - 0.7%		$2,319

Luxembourg

Communication Services – 0.6%
Altice France Holding S.A. 6.000%, 2-15-28(F)	1,343	1,339
Intelsat Jackson Holdings S.A. 9.500%, 9-30-22(F)(J)	162	190
Matterhorn Telecom S.A. 3.125%, 9-15-26(H)	EUR69	82
Millicom International Cellular S.A. 4.500%, 4-27-31(F)	$200	207
		1,818

Consumer Discretionary – 0.1%
B2W Digital Lux S.a.r.l. 4.375%, 12-20-30(F)	200	201

Consumer Staples – 0.2%
Minerva Luxembourg S.A. 5.875%, 1-19-28(F)	600	638

Energy – 0.1%
Offshore Drilling Holding S.A. 8.375%, 9-20-20(F)(J)(K)	1,600	160

Financials – 0.5%
JSM Global S.a.r.l. 4.750%, 10-20-30(F)	1,000	1,040
Mexico Remittances Funding Fiduciary Estate 4.875%, 1-15-28(F)	800	789
Rede D’Or Finance S.a.r.l. 4.500%, 1-22-30(F)	200	206
		2,035

Industrials – 0.1%
Rumo Luxembourg S.a.r.l. 5.250%, 1-10-28(F)	200	215

Total Luxembourg - 1.6%		$5,067

Macau

Consumer Discretionary – 0.2%
Sands China Ltd. 5.125%, 8-8-25	600	672

Total Macau - 0.2%		$672

Malaysia

Consumer Discretionary – 0.4%
GENM Capital Labuan Ltd. 3.882%, 4-19-31(F)	1,400	1,398

Energy – 0.1%
Petronas Capital Ltd. 3.500%, 4-21-30(F)	350	384

Total Malaysia - 0.5%		$1,782

Mauritius

Industrials – 0.1%
HTA Group Ltd. 7.000%, 12-18-25(F)	200	214

Total Mauritius - 0.1%		$214

Mexico

Communication Services – 0.0%
Axtel S.A.B. de C.V. 6.375%, 11-14-24(F)	160	166

Consumer Staples – 0.4%
Grupo Bimbo S.A.B. de C.V. 4.500%, 1-25-22(F)	248	254
Kimberly-Clark de Mexico 3.800%, 4-8-24(F)	1,000	1,072
		1,326

Energy – 0.1%
Petroleos Mexicanos 6.490%, 1-23-27	350	370

Financials – 0.9%
Banco Santander (Mexico) S.A. 5.950%, 10-1-28(F)	350	380
Banco Santander S.A.:
4.125%, 11-9-22(F)	1,150	1,197
5.375%, 4-17-25(F)	600	681
Trust F/1401 4.869%, 1-15-30(F)	600	662
		2,920

Industrials – 0.5%
Alfa S.A.B. de C.V. 5.250%, 3-25-24(F)	1,400	1,529
Grupo Kuo S.A.B. de C.V. 5.750%, 7-7-27(F)	450	471
		2,000

Materials – 1.2%
CEMEX S.A.B. de C.V. 5.200%, 9-17-30(F)	500	551
Grupo Cementos de Chihuahua S.A.B. de C.V. 5.250%, 6-23-24(F)	1,146	1,180
Industrias Penoles S.A.B. de C.V. 4.150%, 9-12-29(F)	700	761
Orbia Advance Corp. S.A.B. de C.V.:
1.875%, 5-11-26(F)	200	203
4.000%, 10-4-27(F)	1,200	1,319
		4,014

Real Estate – 0.1%
Corporacion Inmobiliaria Vesta S.A.B. de C.V. 3.625%, 5-13-31(F)	400	408

Utilities – 0.1%
Comision Federal de Electricidad 3.348%, 2-9-31(F)	200	199

Total Mexico - 3.3%		$11,403

Netherlands

Communication Services – 0.1%
Ziggo B.V. 2.875%, 1-15-30(F)(H)	EUR173	206
Ziggo Secured Finance B.V. 4.875%, 1-15-30(F)	$8	8
		214

Consumer Discretionary – 0.4%
Prosus N.V.:
3.680%, 1-21-30(F)	1,110	1,187
2.031%, 8-3-32(F)(H)	EUR200	244
		1,431

Energy – 0.3%
Minejesa Capital B.V.:
4.625%, 8-10-30	$200	212
5.625%, 8-10-37	200	217

Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.) 5.600%, 1-3-31	500	561
		990

Financials – 0.1%
ASR Nederland N.V. 5.125%, 9-29-45(H)	EUR100	140

Health Care – 0.2%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.):
2.800%, 7-21-23	$400	399
6.750%, 3-1-28(D)	400	439
		838

Total Netherlands - 1.1%		$3,613

Nigeria

Financials – 0.3%
Africa Finance Corp.:
4.375%, 4-17-26(F)	900	983
2.875%, 4-28-28(F)	200	201
		1,184

Total Nigeria - 0.3%		$1,184

Norway

Energy – 0.2%
Aker BP ASA 3.750%, 1-15-30(F)	700	756

Total Norway - 0.2%		$756

Panama

Consumer Discretionary – 0.2%
Carnival Corp. 10.500%, 2-1-26(F)	496	578

Financials – 0.3%
Banco do Brasil S.A., Grand Cayman Branch 5.250%, 5-7-69(F)	200	210
Banco Latinoamericanco de Comercio Exterior S.A. 2.375%, 9-14-25(F)	800	821
		1,031

Industrials – 0.1%
ENA Master Trust 4.000%, 5-19-48(F)	200	201

Total Panama - 0.6%		$1,810

Peru

Consumer Discretionary – 0.2%
InRetail Shopping Malls 5.750%, 4-3-28(D)(F)	600	623

Financials – 0.8%
Banco de Credito del Peru 4.250%, 4-1-23(D)(F)	550	577
Banco Internacional del Peru S.A. 3.250%, 10-4-26(F)	1,500	1,535
BBVA Peru 5.250%, 9-22-29	125	131
Corporacion Financiera de Desarrolla S.A. 2.400%, 9-28-27(F)	500	492
		2,735

Utilities – 0.5%
Fenix Power Peru S.A. 4.317%, 9-20-27	677	690

Kallpa Generacion S.A. 4.875%, 5-24-26(D)(F)	1,000	1,055
		1,745

Total Peru - 1.5%		$5,103

Russia

Materials – 0.1%
Petropavlovsk 2016 Ltd. (GTD by Petropavlovsk plc, JSC Pokrovskiy Rudnik, LLC Albynskiy Rudnik and LLC Malomirskiy Rudnik) 8.125%, 11-14-22(F)	250	262

Total Russia - 0.1%		$262

Saint Lucia

Communication Services – 0.5%
Digicel International Finance Ltd. 8.750%, 5-25-24(F)	1,572	1,643

Total Saint Lucia - 0.5%		$1,643

South Korea

Communication Services – 0.2%
SK Telecom Co. Ltd. 3.750%, 4-16-23(F)	500	527

Consumer Discretionary – 0.1%
Kia Corp. 1.750%, 10-16-26(F)	200	202

Financials – 0.5%
Hyundai Capital Services, Inc. 3.750%, 3-5-23(F)	900	945
Woori Bank 2.625%, 7-20-21(F)	750	751
		1,696

Materials – 0.1%
LG Chem Ltd. 1.375%, 7-7-26(F)	500	496

Total South Korea - 0.9%		$2,921

Spain

Financials – 0.4%
Banco Santander S.A. 2.706%, 6-27-24	1,400	1,474

Utilities – 0.2%
EnfraGen Energia Sur S.A.U. 5.375%, 12-30-30(F)	700	697

Total Spain - 0.6%		$2,171

Sweden

Information Technology – 0.1%
Verisure Holding AB (3-Month EURIBOR plus 500 bps):
5.000%, 4-15-25(G)(H)	EUR200	243
5.000%, 4-15-25(F)(G)(H)	100	121
		364

Total Sweden - 0.1%		$364

Switzerland

Financials – 0.2%
Credit Suisse Group AG 4.282%, 1-9-28(F)	$700	779

Total Switzerland - 0.2%		$779

Thailand

Financials – 0.1%
GC Treasury Center Co. Ltd.

2.980%, 3-18-31(F)	250	256

Total Thailand - 0.1%		$256

Turkey

Consumer Discretionary – 0.1%
Turkiye Sise ve Cam Fabrikalari A.S. 6.950%, 3-14-26(F)	200	223

Industrials – 0.4%
Koc Holding A.S. 6.500%, 3-11-25(F)	800	865
Mersin Uluslararasi Liman Isletmeciligi A.S. 5.375%, 11-15-24(F)	200	212
		1,077

Total Turkey - 0.5%		$1,300

United Arab Emirates

Consumer Discretionary – 0.1%
GEMS MENASA Cayman Ltd. and GEMS Education Delaware LLC 7.125%, 7-31-26(F)	400	415

Financials – 0.8%
DAE Funding LLC 1.550%, 8-1-24(F)	300	300
First Abu Dhabi Bank PJSC 4.500%, 4-5-69	200	214
ICICI Bank Ltd. 4.000%, 3-18-26(F)	1,200	1,300
NBK Tier 1 Financing (2) Ltd. 4.500%, 5-27-68(F)	300	314
NBK Tier 1 Financing Ltd. 3.625%, 8-24-69(F)	206	207
		2,335

Industrials – 0.1%
DP World plc 4.700%, 9-30-49	200	223

Total United Arab Emirates - 1.0%		$2,973

United Kingdom

Communication Services – 0.1%
Liquid Telecommunications Financing plc (GTD by Liquid Telecommunications Holdings Ltd.) 8.500%, 7-13-22(F)	400	404

Consumer Staples – 0.3%
Imperial Tobacco Finance plc 3.750%, 7-21-22(F)	1,100	1,129
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.) 3.950%, 1-29-31(F)	200	193
		1,322

Energy – 0.2%
EG Global Finance plc:
4.375%, 2-7-25(F)(H)	EUR186	218
6.250%, 10-30-25(F)(H)	109	133
KCA Deutag UK Finance plc:
9.875%, 12-1-25(F)	$48	53

9.875%, 12-1-25	257	284
		688

Financials – 1.8%
ANZ New Zealand International Ltd. 3.450%, 1-21-28(F)	500	554
Ardonagh Midco 2 plc 11.500%, 1-15-27(F)	895	984
Barclays plc 4.337%, 1-10-28	700	783
Bellis Acquisition Co. plc 3.250%, 2-16-26(F)(H)	GBP100	139
Galaxy Bidco Ltd. 6.500%, 7-31-26(D)(H)	200	292
HSBC Holdings plc 4.583%, 6-19-29	$600	694
Royal Bank of Scotland Group plc (The) 6.000%, 12-19-23	900	1,010
State Bank of India 4.375%, 1-24-24(F)	1,500	1,614
VMED O2 UK Financing I plc 4.250%, 1-31-31(F)	41	40
		6,110

Information Technology – 0.0%
Paymentsense Ltd. 8.000%, 10-15-25(F)(H)	GBP100	151

Materials – 0.2%
AngloGold Ashanti Holdings plc 6.500%, 4-15-40	$120	150
AngloGold Ashanti Holdings plc (GTD by AngloGold Ashanti Ltd.) 3.750%, 10-1-30	350	362
INEOS Quattro Finance 2 plc 2.500%, 1-15-26(F)(H)	EUR100	120
		632

Total United Kingdom - 2.6%		$9,307

United States

Communication Services – 4.1%
Advantage Sales & Marketing, Inc. 6.500%, 11-15-28(F)	$941	994
ATP Tower Holdings LLC, Andean Tower Partners Colombia SAS, Andean Telecom Partners Chile S.p.A. and Andean Telecom Partners Peru S.R.L. 4.050%, 4-27-26(F)	300	309
Cars.com, Inc. 6.375%, 11-1-28(F)	344	367
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.375%, 6-1-29(F)	19	21
4.500%, 8-15-30(F)	530	552
4.250%, 2-1-31(F)	59	60
4.500%, 5-1-32	68	71
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8-15-27(F)	829	852
7.750%, 4-15-28(F)	283	297
Consolidated Communications, Inc.:
6.500%, 10-1-28(F)	372	401
5.000%, 10-1-28(F)	146	148
CSC Holdings LLC:

5.375%, 2-1-28(F)	480	508
5.750%, 1-15-30(F)	248	258
4.125%, 12-1-30(F)	97	97
5.000%, 11-15-31(F)	362	364
DISH DBS Corp.:
7.750%, 7-1-26	516	585
7.375%, 7-1-28	106	114
Front Range BidCo, Inc. 4.000%, 3-1-27(F)	185	184
Frontier Communications Corp.:
5.875%, 10-15-27(F)	885	949
5.000%, 5-1-28(F)	341	353
6.750%, 5-1-29(F)	219	234
5.875%, 11-1-29	252	257
Level 3 Financing, Inc. 3.625%, 1-15-29(F)	125	121
Ligado Networks LLC (15.500% Cash or 15.500% PIK) 15.500%, 11-1-23(F)(I)	1,031	992
Ligado Networks LLC (17.500% Cash or 17.500% PIK) 17.500%, 5-1-24(F)(I)	93	69
MDC Partners, Inc. 7.500%, 5-1-24(F)(K)	646	655
News Corp. 3.875%, 5-15-29(F)	122	123
Northwest Fiber LLC 10.750%, 6-1-28(F)	179	202
Northwest Fiber LLC and Nortwest Fiber Finance Sub, Inc. 6.000%, 2-15-28(F)	222	223
Univision Communications, Inc. 4.500%, 5-1-29(F)	154	156
West Corp. 8.500%, 10-15-25(F)	2,647	2,591
Windstream Escrow LLC 7.750%, 8-15-28(F)	1,229	1,268
Zayo Group Holdings, Inc. 6.125%, 3-1-28(F)	46	47
		14,422

Consumer Discretionary – 6.3%
Academy Ltd. 6.000%, 11-15-27(F)	575	617
Adtalem Global Education, Inc. 5.500%, 3-1-28(F)	1,478	1,504
Ambience Merger Sub, Inc.:
4.875%, 7-15-28(F)	63	63
7.125%, 7-15-29(F)	112	113
Arches Buyer, Inc.:
4.250%, 6-1-28(F)	701	694
6.125%, 12-1-28(F)	513	530
Asbury Automotive Group, Inc.:
4.500%, 3-1-28	373	384
4.750%, 3-1-30	636	665
Bed Bath & Beyond, Inc. 5.165%, 8-1-44	226	210
Boyd Gaming Corp. 4.750%, 12-1-27	110	114
Boyne USA, Inc. 4.750%, 5-15-29(F)	102	105
Carnival Corp.:
7.625%, 3-1-26(F)	103	112
9.875%, 8-1-27(F)	258	302
Carvana Co. 5.500%, 4-15-27(F)	153	158

Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC 5.375%, 4-15-27	242	250
Churchill Downs, Inc. 5.500%, 4-1-27(F)	128	134
D.R. Horton, Inc. 2.600%, 10-15-25	800	844
Everi Holdings, Inc. 5.000%, 7-15-29(F)	210	210
Forestar Group, Inc. 3.850%, 5-15-26(F)	68	69
Guitar Center Escrow Issuer II, Inc. 8.500%, 1-15-26(D)(F)	26	28
GYP Holdings III Corp. 4.625%, 5-1-29(F)	117	118
K. Hovnanian Enterprises, Inc. 10.500%, 2-15-26(D)(F)	700	759
Ken Garff Automotive LLC 4.875%, 9-15-28(F)	112	115
Legends Hospitality Holding Co. LLC 5.000%, 2-1-26(F)	64	67
Lithia Motors, Inc.: 3.875%, 6-1-29(F)	244	253
4.375%, 1-15-31(F)	385	413
Live Nation Entertainment, Inc. 4.750%, 10-15-27(F)	380	394
Magic MergerCo, Inc.:
5.250%, 5-1-28(F)	351	360
7.875%, 5-1-29(F)	852	880
MajorDrive Holdings IV LLC 6.375%, 6-1-29(F)	867	866
Marriott Ownership Resorts, Inc. (GTD by Marriott Vacations Worldwide Corp.):
6.125%, 9-15-25(F)	380	405
4.500%, 6-15-29(F)	87	89
Midwest Gaming Borrower LLC 4.875%, 5-1-29(F)	60	60
NCL Corp. Ltd.:
12.250%, 5-15-24(F)	377	456
10.250%, 2-1-26(F)	258	300
5.875%, 3-15-26(F)	102	107
Nielsen Finance LLC and Nielsen Finance Co.:
5.625%, 10-1-28(F)	317	335
5.875%, 10-1-30(F)	267	292
Nordstrom, Inc.:
4.375%, 4-1-30(D)	290	303
5.000%, 1-15-44	606	605
Party City Holdings, Inc. 8.750%, 2-15-26(F)	773	826
Party City Holdings, Inc. (5.000% Cash and 5.000% PIK) 10.000%, 8-15-26(F)(I)	36	37
Party City Holdings, Inc. (6-Month U.S. LIBOR plus 500 bps) 5.750%, 7-15-25(F)(G)	75	71
PetSmart, Inc. and PetSmart Finance Corp.:
4.750%, 2-15-28(F)	418	435
7.750%, 2-15-29(F)	390	430
POWDR Corp.
6.000%, 8-1-25(F)	103	109

Royal Caribbean Cruises Ltd. 5.500%, 4-1-28(F)	400	419
Service Corp. International:
5.125%, 6-1-29	341	370
4.000%, 5-15-31	160	164
Sonic Automotive, Inc. 6.125%, 3-15-27	161	169
Staples, Inc.:
7.500%, 4-15-26(F)	2,645	2,743
10.750%, 4-15-27(F)	1,110	1,132
StoneMor, Inc. 8.500%, 5-15-29(F)	639	647
Tempur Sealy International, Inc. 4.000%, 4-15-29(F)	256	260
Volkswagen Group of America, Inc. 4.250%, 11-13-23(F)	400	432
		22,527

Consumer Staples – 1.3%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB) 4.000%, 4-13-28	850	968
JBS USA Lux S.A. and JBS USA Finance, Inc. 6.750%, 2-15-28(F)	86	95
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):
6.500%, 4-15-29(F)	243	273
5.500%, 1-15-30(F)	67	75
Keurig Dr Pepper, Inc. 4.597%, 5-25-28	775	911
Pilgrim’s Pride Corp. 4.250%, 4-15-31(F)	599	621
Post Holdings, Inc. 4.500%, 9-15-31(F)	207	207
Reynolds American, Inc. 4.450%, 6-12-25	800	887
Simmons Foods, Inc. 4.625%, 3-1-29(F)	207	209
		4,246

Energy – 1.6%
Ascent Resources Utica Holdings LLC and ARU Finance Corp.:
7.000%, 11-1-26(F)	266	279
8.250%, 12-31-28(F)	25	28
5.875%, 6-30-29(F)	116	116
California Resources Corp. 7.125%, 2-1-26(F)	61	64
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24(D)	180	178
9.000%, 4-1-25(F)	44	48
Chesapeake Escrow Issuer LLC:
5.500%, 2-1-26(F)	222	235
5.875%, 2-1-29(F)	165	179
Colgate Energy Partners III LLC 5.875%, 7-1-29(F)	83	86
Comstock Resources, Inc.:
6.750%, 3-1-29(F)	416	444
5.875%, 1-15-30(F)	250	255
Crestwood Midstream Partners L.P.: 5.750%, 4-1-25	111	114

6.000%, 2-1-29(F)	49	52
CrownRock L.P. and CrownRock Finance, Inc. 5.000%, 5-1-29(F)	109	115
CVR Energy, Inc. 5.250%, 2-15-25(F)	216	217
Energy Transfer Operating L.P. 6.500%, 11-15-69	220	225
Ferrellgas Escrow LLC and FG Operating Finance Escrow Corp.:
5.375%, 4-1-26(F)	145	144
5.875%, 4-1-29(F)	42	41
Laredo Petroleum, Inc.:
9.500%, 1-15-25	587	619
10.125%, 1-15-28	391	431
Moss Creek Resources Holdings, Inc. 7.500%, 1-15-26(F)	570	531
Murphy Oil Corp. 6.375%, 7-15-28	92	97
Nine Energy Service, Inc. 8.750%, 11-1-23(F)	375	192
PBF Holding Co. LLC 9.250%, 5-15-25(F)	733	739
Range Resources Corp. 8.250%, 1-15-29(F)	27	30
Rattler Midstream L.P. 5.625%, 7-15-25(F)	208	219
Vine Energy Holdings LLC 6.750%, 4-15-29	442	466
		6,144

Financials – 4.1%
Alliant Holdings Intermediate LLC and Alliant Holdings Co-Issuer, Inc. 4.250%, 10-15-27(F)	186	189
Bank of America Corp. 3.593%, 7-21-28	700	771
BBVA Bancomer S.A.:
1.875%, 9-18-25(F)	600	607
5.875%, 9-13-34(F)	600	658
5.875%, 9-13-34	200	219
BCPE Cycle Merger Sub II, Inc. 10.625%, 7-15-27(F)	946	996
Citadel Finance LLC 3.375%, 3-9-26(F)	800	803
Citigroup, Inc. 3.520%, 10-27-28	700	767
Compass Group Diversified Holdings LLC 5.250%, 4-15-29(F)	834	868
Goldman Sachs Group, Inc. (The) 3.814%, 4-23-29	700	784
Industrial and Commercial Bank of China Ltd. 2.957%, 11-8-22	750	772
INTL FCStone, Inc. 8.625%, 6-15-25(F)	528	565
JPMorgan Chase & Co.:
3.540%, 5-1-28	600	660
4.000%, 10-1-68	400	406
LPL Holdings, Inc. 4.000%, 3-15-29(F)	128	129
MetLife, Inc. 10.750%, 8-1-39	530	918
MSCI, Inc. 4.000%, 11-15-29(F)	39	41
NFP Corp.

6.875%, 8-15-28(F)	2,369	2,501
Provident Funding Associates L.P. and PFG Finance Corp. 6.375%, 6-15-25(F)	814	828
Real Hero Merger Sub 2, Inc. 6.250%, 2-1-29(F)	144	150
TerraForm Global Operating LLC (GTD by TerraForm Global LLC) 6.125%, 3-1-26(F)	400	414
TerraForm Power Operating LLC (GTD by TerraForm Power LLC):
5.000%, 1-31-28(F)	145	154
4.750%, 1-15-30(F)	276	283
Wells Fargo & Co. 4.300%, 7-22-27	675	770
		15,253

Health Care – 1.2%
Bayer U.S. Finance II LLC 2.850%, 4-15-25(F)	1,000	1,040
Charles River Laboratories International, Inc. 4.250%, 5-1-28(F)	67	69
Encompass Health Corp.:
4.750%, 2-1-30	55	58
4.625%, 4-1-31	177	190
Fresenius U.S. Finance II, Inc. 4.500%, 1-15-23(F)	1,100	1,150
Heartland Dental LLC 8.500%, 5-1-26(F)	274	287
IQVIA, Inc. 5.000%, 5-15-27(F)	53	56
Organon Finance 1 LLC 4.125%, 4-30-28(F)	102	104
P&L Development LLC and PLD Finance Corp. 7.750%, 11-15-25(F)	518	546
Par Pharmaceutical, Inc. 7.500%, 4-1-27(F)	380	389
Providence Service Corp. (The) 5.875%, 11-15-25(F)	342	367
Teleflex, Inc. 4.250%, 6-1-28(F)	60	62
		4,318

Industrials – 2.4%
ABC Supply Co., Inc.:
4.000%, 1-15-28(F)	73	75
3.875%, 11-15-29(F)	69	69
Ahern Rentals, Inc. 7.375%, 5-15-23(D)(F)	712	645
Allied Universal Holdco LLC 6.000%, 6-1-29(F)	315	320
Arcosa, Inc. 4.375%, 4-15-29(F)	106	108
Azul Investments LLP 7.250%, 6-15-26(D)(F)	200	196
BAE Systems Holdings, Inc. 3.800%, 10-7-24(F)	500	544
Beacon Roofing Supply, Inc. 4.500%, 11-15-26(F)	128	135
BWX Technologies, Inc. 4.125%, 4-15-29(F)	88	90
CP Atlas Buyer, Inc. 7.000%, 12-1-28(F)	165	171

Hawaiian Brand Intellectual Property Ltd. and HawaiianMiles Loyalty Ltd. 5.750%, 1-20-26(F)	105	113
LBM Acquisition LLC 6.250%, 1-15-29(F)	288	291
Madison IAQ LLC 4.125%, 6-30-28(F)	131	132
Mueller Water Products, Inc. 4.000%, 6-15-29(F)	102	105
Nesco Holdings II, Inc. 5.500%, 4-15-29(F)	612	640
Park River Holdings, Inc. 5.625%, 2-1-29(F)	223	217
Prime Security Services Borrower LLC and Prime Finance, Inc. 6.250%, 1-15-28(F)	286	304
Sensata Technologies UK Financing Co. plc 4.000%, 4-15-29(F)	10	10
Standard Industries, Inc.:
2.250%, 11-21-26(F)(H)	EUR100	118
4.750%, 1-15-28(F)	$38	40
4.375%, 7-15-30(F)	38	39
3.375%, 1-15-31(F)	79	76
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
5.500%, 11-15-27	1,054	1,100
4.625%, 1-15-29(F)	211	212
Triumph Group, Inc. 8.875%, 6-1-24(F)	24	27
Wolverine Escrow LLC:
8.500%, 11-15-24(F)	1,136	1,104
9.000%, 11-15-26(F)	1,705	1,669
13.125%, 11-15-27(F)	131	111
		8,661

Information Technology – 0.8%
Booz Allen Hamilton, Inc.:
3.875%, 9-1-28(F)	112	114
4.000%, 7-1-29(F)	73	75
Brightstar Escrow Corp. 9.750%, 10-15-25(F)	284	307
Entegris, Inc. 4.375%, 4-15-28(F)	32	33
Gartner, Inc.:
4.500%, 7-1-28(F)	24	25
3.625%, 6-15-29(F)	87	89
J2 Global, Inc. 4.625%, 10-15-30(F)	137	142
NCR Corp.:
5.750%, 9-1-27(F)	107	114
5.000%, 10-1-28(F)	349	361
5.125%, 4-15-29(F)	1,118	1,154
6.125%, 9-1-29(F)	141	154
5.250%, 10-1-30(F)	106	110
Open Text Corp. and Open Text Holdings, Inc. 4.125%, 2-15-30(F)	15	15
Qorvo, Inc. 3.375%, 4-1-31(F)	15	16
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.):
9.250%, 4-15-25(F)	102	122
7.375%, 9-1-25(F)	40	43
Science Applications International Corp. 4.875%, 4-1-28(F)	383	403
SS&C Technologies Holdings, Inc.

5.500%, 9-30-27(F)	61	65
		3,342

Materials – 0.5%
American Greetings Corp. 8.750%, 4-15-25(F)	118	123
Arconic Corp. 6.000%, 5-15-25(F)	92	98
Crown Americas LLC and Crown Americas Capital Corp. IV 4.500%, 1-15-23	26	27
Crown Americas LLC and Crown Americas Capital Corp. V 4.250%, 9-30-26	147	158
Graphic Packaging International LLC (GTD by Graphic Packaging International Partners LLC and Field Container Queretaro (USA) LLC) 3.500%, 3-15-28(F)	147	149
GUSAP III L.P. 4.250%, 1-21-30(D)(F)	900	974
LSF9 Atlantis Holdings LLC and Victra Finance Corp. 7.750%, 2-15-26(F)	533	553
Valvoline, Inc. 4.250%, 2-15-30(F)	31	32
		2,114

Real Estate – 0.7%
Aircastle Ltd. 4.400%, 9-25-23	800	857
Crown Castle International Corp. 3.700%, 6-15-26	800	881
Hilton Domestic Operating Co., Inc.:
5.750%, 5-1-28(F)	139	151
3.750%, 5-1-29(F)	111	112
Uniti Group L.P., Uniti Group Finance 2019, Inc. and CSL Capital LLC (GTD by Uniti Group, Inc.) 4.750%, 4-15-28(F)	60	60
VICI Properties L.P. and VICI Note Co., Inc. 4.125%, 8-15-30(F)	71	73
		2,134

Utilities – 0.2%
Clearway Energy Operating LLC 4.750%, 3-15-28(F)	37	39
HAT Holdings I LLC and HAT Holdings II LLC (GTD by Hannon Armstrong Sustainable Infrastructure Capital, Inc.):
3.375%, 6-15-26(F)	87	87
3.750%, 9-15-30(F)	60	59
NextEra Energy Operating Partners L.P. (GTD by NextEra Energy Partners L.P. and NextEra Energy U.S. Partners Holdings LLC) 4.500%, 9-15-27(F)	49	53
Vistra Operations Co. LLC: 5.000%, 7-31-27(F)	132	136

4.375%, 5-1-29(F)	152	153
		527

Total United States - 23.2%		$83,688

Uruguay

Industrials – 0.1%
Navios South American Logistics, Inc. and Navios Logistics Finance (U.S.), Inc. 10.750%, 7-1-25(F)	400	443

Total Uruguay - 0.1%		$443

Venezuela

Financials – 0.5%
Corporacion Andina de Fomento:
4.375%, 6-15-22	1,500	1,557
2.375%, 5-12-23	320	331
		1,888

Total Venezuela - 0.5%		$1,888

Vietnam

Energy – 0.2%
Mong Duong Finance Holdings B.V. 5.125%, 5-7-29(F)	650	653

Total Vietnam - 0.2%		$653

TOTAL CORPORATE DEBT SECURITIES – 54.0%		$190,064
(Cost: $181,095)

MORTGAGE-BACKED SECURITIES

Cayman Islands – 0.8%
ALM Loan Funding VII R-2 Ltd., Series 2013-7R2A, Class DR2 (3-Month U.S. LIBOR plus 600 bps) 6.184%, 10-15-27(F)(G)	1,000	977
Diameter Credit Funding II Ltd., Series 2019-2A, Class A 3.940%, 1-25-38(F)	1,000	1,004
Diameter Credit Funding II Ltd., Series 2019-2A, Class B 4.540%, 1-25-38(F)	500	502
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class D (3-Month U.S. LIBOR plus 350 bps) 3.684%, 4-15-33(F)(G)	250	251
		2,734

United States – 0.7%
Ashford Hospitality Trust, Series 2018-ASHF, Class F (1-Month U.S. LIBOR plus 410 bps) 4.173%, 4-15-35(F)(G)	600	567
PNMAC GMSR Issuer Trust, Series 2018-GT1 (1-Month U.S. LIBOR plus 285 bps) 2.942%, 2-25-23(F)(G)	2,000	2,004
		2,571

TOTAL MORTGAGE-BACKED SECURITIES – 1.5%		$5,305
(Cost: $5,348)

OTHER GOVERNMENT SECURITIES(L)

Argentina – 0.1%
Republic of Argentina:

1.000%, 7-9-29	57	22
0.125%, 7-9-30	1,149	414
		436

Brazil – 0.4%
Federative Republic of Brazil:
3.875%, 6-12-30	200	202
3.750%, 9-12-31	1,200	1,186
		1,388

Colombia – 0.1%
Republic of Colombia 3.125%, 4-15-31	200	196

Columbia – 0.7%
Republic of Colombia:
2.625%, 3-15-23	1,100	1,125
4.500%, 1-28-26	340	372
4.500%, 3-15-29	800	875
		2,372

Costa Rica – 0.1%
Costa Rica Government Bond 4.250%, 1-26-23(F)	200	203

Dominican Republic – 0.1%
Dominican Republic Government Bond 4.875%, 9-23-32(F)	200	206

Indonesia – 1.5%
Republic of Indonesia:
3.750%, 4-25-22(F)	1,750	1,798
2.950%, 1-11-23	2,400	2,491
3.850%, 10-15-30	900	1,004
		5,293

Israel – 0.2%
Israel Government Bond 2.750%, 7-3-30	700	748

Mexico – 0.4%
United Mexican States:
4.150%, 3-28-27(D)	600	679
3.250%, 4-16-30(D)	654	677
		1,356

Morocco – 0.1%
Kingdom of Morocco 2.375%, 12-15-27(F)	500	492

Panama – 0.3%
Republic of Panama 3.750%, 4-17-26	900	973

Peru – 0.6%
Republic of Peru: 2.392%, 1-23-26	1,000	1,034
2.783%, 1-23-31	850	868
		1,902

Saudi Arabia – 0.5%
Saudi Arabia Government Bond:
2.375%, 10-26-21(F)	500	503
2.875%, 3-4-23(F)	1,000	1,039
		1,542

Serbia – 0.1%
Republic of Serbia 2.125%, 12-1-30(F)	400	380

Uruguay – 0.2%
Republica Orient Uruguay 4.500%, 8-14-24(D)	600	653

TOTAL OTHER GOVERNMENT SECURITIES – 5.4%		$18,140
(Cost: $17,712)

LOANS(G)

Canada

Financials – 0.3%
Navacord Corp.:

5.000%, 3-16-28(C)(H)	CAD180	146
0.000%, 3-16-29(C)(H)(M)	40	33
Navacord Corp. (1-Month CDOR plus 425 bps) 5.000%, 3-16-28(C)(H)	791	643
Navacord Corp. (1-Month CDOR plus 750 bps) 8.000%, 3-16-29(C)(H)	400	323
		1,145

Industrials – 0.0%
Garda World Security Corp. (ICE LIBOR plus 425 bps) 4.350%, 10-30-26	$164	165

Total Canada - 0.3%		$1,310

France

Health Care – 0.4%
Bio Lam LCD SELAS (3-Month EURIBOR plus 350 bps) 3.500%, 2-9-28(H)	EUR250	295
Chrome Bidco SASU 0.000%, 5-24-28(M)	500	594
Vivalto Sante Investissement S.A. (3-Month EURIBOR plus 325 bps) 3.000%, 7-9-26	250	295
		1,184

Total France - 0.4%		$1,184

Germany

Consumer Discretionary – 0.1%
Speedster Bidco GmbH (3-Month EURIBOR plus 325 bps) 3.250%, 3-31-27(H)	250	291

Health Care – 0.1%
Nidda Healthcare Holding GmbH (3-Month EURIBOR plus 350 bps) 3.500%, 8-21-26(H)	250	295

Total Germany - 0.2%		$586

Luxembourg

Communication Services – 0.6%
eircom Finco S.a.r.l. (3-Month EURIBOR plus 325 bps) 3.250%, 5-15-26(H)	153	181
Intelsat Jackson Holdings S.A. 8.625%, 1-2-24(J)	$50	52
Intelsat Jackson Holdings S.A. (ICE LIBOR plus 375 bps) 8.000%, 11-27-23(J)	1,359	1,381
Intelsat Jackson Holdings S.A. (ICE LIBOR plus 450 bps) 8.750%, 1-2-24(J)	42	43
Intelsat Jackson Holdings S.A. (ICE LIBOR plus 550 bps) 6.500%, 7-13-21	395	400
Telenet International Finance S.a.r.l. (6-Month EURIBOR plus 225 bps)

2.250%, 4-30-29(H)	EUR250	294
		2,351

Consumer Discretionary – 0.2%
Tackle S.a.r.l. 0.000%, 5-18-28(M)	500	594

Financials – 0.3%
Endo Luxembourg Finance Co. I S.a.r.l. 5.750%, 3-25-28	$249	243
MAR Bidco S.a.r.l. 0.000%, 4-21-28(M)	250	251
Sunshine Luxembourg VII S.a.r.l. 4.500%, 10-2-26	250	251
		745

Industrials – 0.2%
Atlas LuxCo 4 S.a.r.l. 3.750%, 5-14-28(H)	EUR500	593

Materials – 0.1%
Archroma Finance S.a.r.l. (3-Month ICE LIBOR plus 425 bps) 4.385%, 8-11-24(C)	$340	339
Archroma Finance S.a.r.l. (ICE LIBOR plus 425 bps) 4.397%, 8-11-24(C)	1	1
		340

Total Luxembourg - 1.4%		$4,623

Netherlands
Communication Services – 0.4%
UPC Broadband Holding B.V. (3-Month EURIBOR plus 250 bps) 2.500%, 4-30-29(H)	EUR500	588
Ziggo B.V. (3-Month EURIBOR plus 300 bps) 3.000%, 1-31-29(H)	500	589
		1,177

Total Netherlands - 0.4%		$1,177

Saint Lucia
Communication Services – 0.1%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps) 3.430%, 5-27-24	$481	463

Total Saint Lucia - 0.1%		$463

Spain
Health Care – 0.1%
Grifols S.A. (3-Month EURIBOR plus 225 bps) 2.250%, 11-15-27(H)	EUR247	291

Total Spain - 0.1%		$291

Sweden
Information Technology – 0.2%
Verisure Holding AB (3-Month EURIBOR plus 400 bps) 3.500%, 7-14-26(H)	500	592

Total Sweden - 0.2%		$592

United Kingdom
Financials – 0.1%
THG Operations Holdings Ltd. (3-Month EURIBOR plus 450 bps) 4.500%, 12-11-26(H)	250	298

Materials – 0.2%
INEOS 226 Ltd. (1-Month EURIBOR plus 275 bps) 2.750%, 1-29-26(H)	500	589

Total United Kingdom - 0.3%		$887

United States
Communication Services – 1.9%
Advantage Sales & Marketing, Inc. 6.000%, 10-28-27	$3	2
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 525 bps) 6.000%, 10-28-27	1,185	1,199
CenturyLink, Inc. (ICE LIBOR plus 200 bps) 2.104%, 1-31-25	863	859
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps) 3.686%, 8-21-26	1,174	1,148
Consolidated Communications, Inc. 4.250%, 10-2-27	179	179
Frontier Communications Corp. 4.500%, 10-8-27	249	250
West Corp. (3-Month ICE LIBOR plus 400 bps) 5.000%, 10-10-24	2,419	2,370
West Corp. (ICE LIBOR plus 400 bps) 5.000%, 10-10-24	278	272
Windstream Services LLC (ICE LIBOR plus 625 bps) 7.250%, 9-21-27	244	245
		6,524

Consumer Discretionary – 4.1%
Ambience Merger Sub, Inc. 0.000%, 6-25-28(M)	420	421
Asurion LLC (ICE LIBOR plus 325 bps) 3.354%, 8-3-27	249	247
Asurion LLC (ICE LIBOR plus 525 bps) 5.354%, 2-3-28	250	252
Bass Pro Group LLC (ICE LIBOR plus 425 bps) 5.000%, 3-5-28	122	123
Caesars Resort Collection LLC (ICE LIBOR plus 450 bps) 4.604%, 7-20-25	248	249
CNT Holdings I Corp. (ICE LIBOR plus 375 bps) 4.500%, 11-8-27	263	263
CNT Holdings I Corp. (ICE LIBOR plus 675 bps) 7.500%, 11-6-28(C)	375	382

Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps) 5.365%, 11-9-21	800	799
Empire Today LLC 5.750%, 3-24-28	250	251
Ensemble RCM LLC (ICE LIBOR plus 375 bps) 3.936%, 8-1-26	249	250
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps) 5.115%, 8-9-21	120	120
International Cruise & Excursion Gallery, Inc. (ICE LIBOR plus 525 bps) 6.250%, 6-8-25	195	196
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps) 6.000%, 10-16-23	1,504	1,504
MajorDrive Holdings IV LLC 4.500%, 6-1-28	970	973
Mavis Tire Express Services TopCo L.P. (ICE LIBOR plus 375 bps) 4.750%, 4-30-28	250	251
Michaels Cos., Inc. (The) (1-Month ICE LIBOR plus 425 bps) 5.000%, 4-15-28	483	486
Midas Intermediate Holdco II LLC (ICE LIBOR plus 675 bps) 7.500%, 12-22-25	109	107
New Cotai LLC (14.000% Cash or 14.000% PIK) 14.000%, 9-10-25(I)	120	123
Penn National Gaming, Inc. (ICE LIBOR plus 225 bps) 2.250%, 10-19-23	82	81
PetSmart, Inc. (ICE LIBOR plus 375 bps) 4.500%, 2-12-28	1,328	1,330
Polaris Newco LLC 0.000%, 6-4-28(H)(M)	EUR500	593
Polaris Newco LLC (ICE LIBOR plus 400 bps) 4.500%, 6-4-28	$250	251
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps) 4.343%, 6-15-25	782	784
SRS Distribution, Inc. 4.250%, 6-2-28	250	250
Staples, Inc. (ICE LIBOR plus 500 bps) 5.176%, 4-12-26	2,038	1,992
Tory Burch LLC (ICE LIBOR plus 350 bps) 4.000%, 4-16-28	250	250
Truck Hero, Inc. (1-Month ICE LIBOR plus 375 bps) 4.500%, 2-24-28	249	250
United PF Holdings LLC (ICE LIBOR plus 400 bps) 4.203%, 12-30-26	761	744
United PF Holdings LLC (ICE LIBOR plus 850 bps) 9.500%, 11-12-26(C)	173	174

Woof Holdings LLC (1-Month ICE LIBOR plus 725 bps) 8.000%, 12-21-28	101	102
Woof Holdings LLC (ICE LIBOR plus 375 bps) 4.500%, 12-21-27	162	162
		13,960

Consumer Staples – 0.2%
Douglas GmbH: 0.000%, 4-8-26(H)(M)	EUR500	591
		591

Energy – 0.7%
Ascent Resources Utica Holdings LLC (1-Month ICE LIBOR plus 900 bps) 10.000%, 11-1-25	$116	128
EG America LLC: 4.750%, 3-12-26	250	251
EG America LLC (ICE LIBOR plus 400 bps) 4.203%, 2-5-25	273	271
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps) 5.140%, 3-1-26	1,092	861
Foresight Energy LLC (ICE LIBOR plus 800 bps) 9.500%, 6-29-27	354	354
McDermott Technology Americas, Inc. (10.925% Cash or 10.925% PIK) 1.093%, 6-30-25(I)	260	119
Westmoreland Coal Co. (ICE LIBOR plus 650 bps) 9.250%, 3-15-22(C)	50	49
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK) 15.000%, 3-15-29(C)(I)	573	123
		2,156

Financials – 1.4%
Alliant Holdings Intermediate LLC (1-Month ICE LIBOR plus 375 bps) 4.250%, 11-6-27	248	249
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps) 4.604%, 2-28-25	1,601	1,600
AqGen Ascensus, Inc. (ICE LIBOR plus 400 bps) 5.000%, 12-3-26	647	648
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps) 6.845%, 7-20-26	1,017	1,025
Gulf Finance LLC (ICE LIBOR plus 525 bps): 6.250%, 8-25-23	1,070	912
Lealand Finance Co. B.V. 0.000%, 6-30-24(C)(M)	4	3
Lealand Finance Co. B.V. (ICE LIBOR plus 300 bps) 3.113%, 6-30-24(C)	14	9
		4,446

Health Care – 1.4%
Albany Molecular Research, Inc. (ICE LIBOR plus 325 bps) 4.250%, 8-30-24	241	241
Amneal Pharmaceuticals LLC (ICE LIBOR plus 350 bps) 3.625%, 5-4-25	193	190
CCRR Parent, Inc. (ICE LIBOR plus 425 bps) 5.000%, 3-5-28	249	251
Heartland Dental LLC (ICE LIBOR plus 375 bps) 3.604%, 4-30-25	1,106	1,095
Jazz Financing Lux S.a.r.l. 4.000%, 4-22-28	250	251
LSCS Holdings, Inc. (ICE LIBOR plus 425 bps):
4.507%, 3-9-25(C)	163	161
4.507%, 3-17-25(C)	42	42
Surgery Center Holdings, Inc. 4.500%, 8-31-26	165	166
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps) 5.125%, 7-26-26	1,894	1,905
Verscend Holding Corp. 4.113%, 8-27-25	250	251
Women’s Care Holdings, Inc. (ICE LIBOR plus 450 bps) 5.250%, 1-15-28	250	251
		4,804

Industrials – 2.5%
Allied Universal Holdco LLC 4.250%, 5-14-28	250	251
Ankura Consulting Group LLC (ICE LIBOR plus 450 bps) 5.250%, 3-17-28(C)	245	246
APCO Holdings, Inc. (ICE LIBOR plus 550 bps) 5.610%, 6-8-25	138	138
Bleriot U.S. Bidco, Inc. (ICE LIBOR plus 400 bps) 4.203%, 10-31-26	195	196
CP Atlas Buyer, Inc. (ICE LIBOR plus 375 bps) 4.250%, 11-23-27	802	801
Form Technologies LLC (ICE LIBOR plus 475 bps) 5.750%, 7-22-25(C)	1,899	1,906
Guidehouse LLP (1-Month ICE LIBOR plus 450 bps) 4.094%, 5-1-25	357	358
Hertz Corp. (The): 0.000%, 6-30-28(M)	250	250
LBM Acquisition LLC: 0.000%, 12-18-27(M)	250	248
Mileage Plus Holdings LLC (ICE LIBOR plus 525 bps) 6.250%, 6-20-27	177	189
PAE Holding Corp. (ICE LIBOR plus 450 bps) 5.250%, 10-19-27	3,069	3,078

Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps) 5.750%, 9-8-23(C)	137	121
TruGreen L.P. (1-Month ICE LIBOR plus 400 bps) 4.750%, 11-2-27	249	251
United Airlines, Inc. 4.500%, 4-21-28	250	254
WaterBridge Midstream Operating LLC (3-Month ICE LIBOR plus 575 bps) 6.750%, 6-21-26	345	332
		8,619

Information Technology – 4.1%
Applied Systems, Inc. (ICE LIBOR plus 550 bps) 6.250%, 9-19-25	547	556
Atlas CC Acquisition Corp.: 5.000%, 5-25-28	250	251
CommerceHub, Inc. (1-Month ICE LIBOR plus 475 bps) 7.750%, 12-2-28(C)	433	441
CommerceHub, Inc. (ICE LIBOR plus 400 bps) 4.750%, 12-2-27(C)	400	401
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps) 8.250%, 5-1-25	827	822
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps) 4.000%, 5-1-24	905	884
Delta Topco, Inc. (ICE LIBOR plus 375 bps) 4.500%, 12-1-27	250	251
Gainwell Acquisition Corp. (ICE LIBOR plus 400 bps) 4.750%, 10-1-27	1,898	1,907
Greeneden U.S. Holdings II LLC (3-Month EURIBOR plus 425 bps) 4.250%, 12-1-27(H)	EUR499	594
Informatica LLC 7.125%, 2-25-25	$1,685	1,727
Ivanti Software, Inc. (1-Month ICE LIBOR plus 400 bps) 4.750%, 12-1-27	137	136
Ivanti Software, Inc. (1-Month U.S. LIBOR plus 475 bps) 5.750%, 12-1-27	313	314
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps) 4.586%, 11-30-25	1,640	1,512
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps) 8.836%, 11-30-26	534	314
Orion Adviser Solutions, Inc. (ICE LIBOR plus 375 bps) 4.500%, 9-24-27	249	249
Output Services Group, Inc. (ICE LIBOR plus 425 bps) 4.650%, 3-27-24	242	210

Peraton Corp. (1-Month ICE LIBOR plus 375 bps) 4.500%, 2-1-28	249	251
Riverbed Technology, Inc. (1-Month ICE LIBOR plus 600 bps) 7.000%, 12-31-25	947	902
Riverbed Technology, Inc. (7.500% Cash or 4.500% PIK) 7.500%, 12-31-26(I)	2,269	1,795
		13,517

Materials – 0.6%
Aruba Investments Holdings LLC (ICE LIBOR plus 400 bps) 4.750%, 11-24-27	249	251
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps) 6.250%, 4-5-24	126	119
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps) 4.104%, 5-31-25	1,118	1,117
NIC Acquisition Corp. (1-Month ICE LIBOR plus 375 bps) 4.500%, 12-29-27	133	133
NIC Acquisition Corp. (1-Month ICE LIBOR plus 775 bps) 8.500%, 12-29-28	85	86
Pretium PKG Holdings, Inc. (1-Month ICE LIBOR plus 400 bps) 4.750%, 11-5-27	318	319
		2,025

Real Estate – 0.3%
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps) 7.000%, 1-1-22	928	935

Utilities – 0.1%
Dispatch Acquisition Holdings LLC (1-Month ICE LIBOR plus 425 bps) 5.000%, 3-25-28	250	250

Total United States - 17.3%		$57,827

TOTAL LOANS – 20.7%		$68,940
(Cost: $68,401)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

United States – 0.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO 2.500%, 6-15-39	184	187
Federal National Mortgage Association Agency REMIC/CMO 3.000%, 2-25-44	97	101
Government National Mortgage Association Fixed Rate Pass-Through Certificates 3.500%, 4-20-34	44	46

		334

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$334
(Cost: $331)

UNITED STATES GOVERNMENT OBLIGATIONS

United States – 9.5%
U.S. Treasury Notes:
0.250%, 6-15-24	4,600	4,572
2.875%, 7-31-25	1,735	1,887
0.250%, 10-31-25	3,500	3,423
2.250%, 11-15-25	2,250	2,394
0.375%, 11-30-25	3,500	3,437
0.375%, 12-31-25	2,300	2,257
0.500%, 2-28-26	1,600	1,576
1.625%, 10-31-26	400	414
0.375%, 7-31-27	1,700	1,630
0.500%, 8-31-27	1,000	965
0.375%, 9-30-27	1,800	1,720
0.500%, 10-31-27	2,000	1,923
0.625%, 11-30-27	400	387
0.750%, 1-31-28	1,600	1,558
1.250%, 4-30-28	1,500	1,505
1.250%, 6-30-28	3,100	3,105
		32,753

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 9.5%		$32,753
(Cost: $32,818)

SHORT-TERM SECURITIES	Shares
Money Market Funds(N) – 5.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	13,079	13,079
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(O)	5,598	5,598
		18,677

TOTAL SHORT-TERM SECURITIES – 5.4%		$18,677
(Cost: $18,677)

TOTAL INVESTMENT SECURITIES – 100.6%		$348,362
(Cost: $341,382)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6)%		(2,109)

NET ASSETS – 100.0%		$346,253

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted securities. At June 30, 2021, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
EP Energy Corp.		4	$78	$397
Foresight Energy L.P.		42	829	711
New Cotai Participation Corp., Class B	9-29-20	414	3,632	1,314
Pinnacle Agriculture Enterprises LLC		1	177	–
Studio City International Holdings Ltd. ADR		19	297	220
Targa Resources Corp., 9.500%	10-24-17	1	1,624	1,570
			$6,637	$4,212

The total value of these securities represented 1.2% of net assets at June 30, 2021.

(C)	Securities whose value was determined using significant unobservable inputs.

(D) All or a portion of securities with an aggregate value of $5,458 are on loan.

(E)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $158,954 or 45.9% of net assets.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar, EUR - Euro and GBP - British Pound).

(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(J)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(K)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2021.

(L)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(M) All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(N)	Rate shown is the annualized 7-day yield at June 30, 2021.

(O)	Investment made with cash collateral received from securities on loan.

The	following forward foreign currency contracts were outstanding at June 30, 2021:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	940	U.S. Dollar	1,307	9-30-21	JPMorgan Securities LLC	$7	$—
Euro	9,396	U.S. Dollar	11,752	9-30-21	JPMorgan Securities LLC	589	—
Canadian Dollar	1,388	U.S. Dollar	1,146	9-24-21	Morgan Stanley International	27	—
						$623	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$1,693	$—	$—
Consumer Discretionary	1,039	—	1,342
Energy	55	839	711
Financials	238	—	—
Total Common Stocks	$3,025	$839	$2,053
Preferred Stocks	—	1,582	—
Warrants	11	—	—
Asset-Backed Securities	—	6,639	—
Corporate Debt Securities	—	190,064	—
Mortgage-Backed Securities	—	5,305	—
Other Government Securities	—	18,140	—
Loans	—	63,397	5,543
United States Government Agency Obligations	—	334	—
United States Government Obligations	—	32,753	—
Short-Term Securities	18,677	—	—
Total	$21,713	$319,053	$7,596
Forward Foreign Currency Contracts	$—	$623	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Loans

Beginning Balance 10-1-20	$2,483	$3,370

Net realized gain (loss)	(148)	33

Net change in unrealized appreciation (depreciation)	(380)	148

Purchases	-	6,147

Sales	-	(4,345)

Amortization/Accretion of premium/discount	-	(34)

Transfers into Level 3 during the period	98	383

Transfers out of Level 3 during the period	-	(159)

Ending Balance 6-30-21	$2,053	$5,543

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-21	$530	$-*

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-21	Valuation Technique(s)	Unobservable Input(s)	Input Value
Assets
Common Stocks	$1,314	Market comparable approach	Financials	N/A
			Premium	20.00%
	711	Market comparable approach	Illiquidity discount	30.00%
	28	Market comparable approach	Adjusted EBITDA multiple	7.52x

Loans	5,543	Third-party valuation service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CLO = Collateralized Loan Obligation

CMO = Collateralized Mortgage Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$341,382

Gross unrealized appreciation	14,753

Gross unrealized depreciation	(7,773)

Net unrealized appreciation	$6,980